Supplement dated June 16, 2014
to the Classes A and P Shares Prospectus
for Principal Funds, Inc.
dated June 3, 2014

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.
FUND SUMMARIES

LargeCap Growth Fund I [Member]
LARGECAP GROWTH FUND I
Performance Delete the Average Annual Total Returns table and the text below it, and substitute:
Average Annual Total Returns PFI Prospectus - Class A,P LargeCap Growth Fund I [Member]	Label	1 Year	5 Years	10 Years
LargeCap Growth Fund I, Class P	Class P Return Before Taxes	36.44%	23.53%	8.70%
LargeCap Growth Fund I, Class P After Taxes on Distributions	Class P Return After Taxes on Distributions	34.49%	22.85%	8.16%
LargeCap Growth Fund I, Class P After Taxes on Distributions and Sales	Class P Return After Taxes on Distributions and Sale of Fund Shares	22.17%	19.48%	7.13%
Russell 1000 Growth Index [Member]	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	33.48%	20.39%	7.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MidCap Value Fund III [Member]
MIDCAP VALUE FUND III
Performance Delete the Average Annual Total Returns table and the text below it, and substitute:
Average Annual Total Returns PFI Prospectus - Class A,P MidCap Value Fund III [Member]	Label	1 Year	5 Years	10 Years
MidCap Value Fund III, Class A	Class A Return Before Taxes	28.51%	18.74%	8.34%
MidCap Value Fund III, Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	27.03%	18.16%	7.21%
MidCap Value Fund III, Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	16.65%	15.06%	6.48%
MidCap Value Fund III, Class P	Class P Return Before Taxes	36.06%	20.14%	9.02%
Russell Midcap Value Index [Member]	Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	33.46%	21.16%	10.25%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class P shares.